OTHER EXPENSES, NET (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Other income	€ 21,818	€ 10,958	€ 12,446
Other expenses	34,261	29,856	33,994
Total other expenses, net	€ 12,443	€ 18,898	€ 21,548